NOTES PAYABLE, RELATED PARTY (Details) (USD $)	3 Months Ended	12 Months Ended		0 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 06, 2012	Nov. 21, 2012
NOTES PAYABLE, RELATED PARTY (Details) [Line Items]
Class of Warrant or Rights, Granted	2,447,830	2,396,732	2,717,258
President [Member]
NOTES PAYABLE, RELATED PARTY (Details) [Line Items]
Debt Instrument, Face Amount					$ 30,000	$ 218,000
Debt Instrument, Maturity Date						Nov. 21, 2021
Debt Instrument, Payment Terms						In connection with the issuance of the unsecured promissory note, the Company’s President agreed not to receive payments (by voluntary prepayment, acceleration, set-off or otherwise) associated with the unsecured promissory note absent the prior written consent of the purchasers holding at least 67% interest of the preferred stock outstanding, which purchasers must include Alpha Capital Anstalt so long as Alpha Capital Anstalt holds not less than $100,000 of preferred stock.
Debt Conversion, Converted Instrument, Shares Issued				93,061
Class of Warrant or Rights, Granted				46,531
Class of Warrant or Right, Exercise Price of Warrants or Rights			3.67	$ 3.67
Warrants, Term of Warrants				5 years
Debt Instrument, Interest Rate Terms					interest free
Debt Instrument, Maturity Date, Description					due the earlier of (i) the next financing of not less than $300,000; (ii) February 28, 2013 or (iii) occurrence of an event of default, as defined.